Share of results of associates	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Share of results of associates
5.	Share of results of associates
Share of results of associates include:

Continuing operations	Six months ended 30 June 2020	Six months ended 30 June 2019 1	Year ended 31 December 2019
	£m	£m	£m
Share of profit before interest and taxation	46.2	26.2	99.2
Share of exceptional losses	(51.4)	(13.6)	(47.8)
Share of interest and non-controlling interests	(40.4)	(8.0)	(19.4)
Share of taxation	(6.3)	(3.1)	(17.3)
	(51.9)	1.5	14.7
Note
1	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13.

S
hare of exceptional losses of £51.4
million (period ended 30 June 2019: £13.6
million, year ended 31 December 2019: £47.8
million) primarily comprise £27.3
million (period ended 30 June 2019: £nil
, year ended 31 December 2019: £5.3
million) of amortisation and impairment of acquired intangible assets as well as restructuring and one-off transaction costs of £23.1 million (period ended 30 June 2019: £nil
, year ended 31 December 2019: £20.3
million) within Kantar.